Dividends paid (Details) - Quarter 1 - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interim dividend paid	$ 101.7	$ 42.4
Dividends paid (in $ per share)	$ 0.67	$ 0.28